Expense Example, No Redemption - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2023 USD ($)
Fidelity Advisor Telecommunications Fund - Class A
Expense Example, No Redemption:
1 Year	$ 684
3 Years	913
5 Years	1,161
10 Years	1,871
Fidelity Advisor Telecommunications Fund - Class C
Expense Example, No Redemption:
1 Year	191
3 Years	591
5 Years	1,016
10 Years	2,005
Fidelity Advisor Telecommunications Fund - Class M
Expense Example, No Redemption:
1 Year	487
3 Years	775
5 Years	1,084
10 Years	1,960
Fidelity Advisor Telecommunications Fund - Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	966
Fidelity Advisor Telecommunications Fund - Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835